Document and Entity Information	0 Months Ended
Oct. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 28, 2014
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Oct. 28, 2014
Document Effective Date	Oct. 28, 2014
Prospectus Date	Aug. 28, 2014
MFS® Lifetime® 2020 Fund | A
Risk/Return:
Trading Symbol	MFLAX
MFS® Lifetime® 2020 Fund | B
Risk/Return:
Trading Symbol	MFLBX
MFS® Lifetime® 2020 Fund | C
Risk/Return:
Trading Symbol	MFLCX
MFS® Lifetime® 2020 Fund | I
Risk/Return:
Trading Symbol	MFLIX
MFS® Lifetime® 2020 Fund | R1
Risk/Return:
Trading Symbol	MFLEX
MFS® Lifetime® 2020 Fund | R2
Risk/Return:
Trading Symbol	MFLGX
MFS® Lifetime® 2020 Fund | R3
Risk/Return:
Trading Symbol	MFLHX
MFS® Lifetime® 2020 Fund | R4
Risk/Return:
Trading Symbol	MFLJX